HEDGING ACTIVITIES - Schedule of Non-Hedge Designated Derivatives (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	€ 31	€ 35	€ (38)
Cost of sales | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	20	8	(19)
Selling and distribution expenses | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	(2)	10	(15)
Non-operating items | Foreign currency contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	€ 13	€ 17	€ (4)